CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Statement of Comprehensive Income [Abstract]
Changes in net unrecognized other postretirement benefit costs, tax	$ 289	$ 483	$ 503
Postretirement benefit plan amendment, tax	$ 0	$ 0	$ 904